Income tax (Table)	6 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
Summary of Income Taxes Are Recognized In Profit Or Loss

	2025 $ 'millions	2024 $ 'millions
The following income taxes are recognized in profit:
Current tax expense
Current period	44	33
Global minimum top-up tax	6	—
Changes in estimates related to prior periods	—	1
Deferred tax expense
Origination and reversal of temporary differences	11	(7)
Changes in estimates related to prior periods	7	1
Recognition of previously unrecognized deferred tax assets	(1)	—
Release of deferred tax arising on business combinations	—	(2)
Dividend tax expense	5	5
Income tax expense reported in profit	72	31